PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Municipal Trust for the six-month period ended December 31, 1996. The report begins with an Investment Review by the fund's portfolio manager, Jeff Kozemchak. Following his Investment Review are a complete list of portfolio holdings and the Financial Statements for the fund's Institutional Shares and Institutional Service Shares.

On behalf of its shareholders, the fund pursues monthly income free from federal regular income tax through a portfolio of high-quality, short-term municipal securities.*

During the six-month reporting period, tax-free dividends paid to shareholders totaled $0.22 per share for Institutional Shares and $0.21 per share for Institutional Service Shares. Total return was 2.76% for Institutional Shares and 2.63% for Institutional Service Shares.** The net asset value of both share classes increased, from $10.24 on the first day of the period to $10.30 on the last day of the period. Fund net assets increased to $216.2 million on December 31, 1996.

Thank you for participating in tax-free income opportunities through Federated Short-Term Municipal Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
February 15, 1997

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

The six-month period ended December 31, 1996, presented a more favorable market environment for fixed-income investors compared to the first half of the year. The Federal Reserve Board's (the "Fed") monetary policy remained on hold and the economy continued to show signs of moderate, non-inflationary growth. As a result, yields moved steadily lower between early September and until the early part of December. Market sentiment changed abruptly when Fed chairman, Alan Greenspan, cautioned against "irrational exuberance" and rapid escalation in asset values in the equity market and the possible effects these events might have on the future course of monetary policy. These statements, combined with reports of stronger employment and wage gains, caused the market to reverse course and interest rates rose throughout most of December.

Interest rates in the short-term fixed-income markets reflected several changes in market expectations over the reporting period. The yield on three-year "AA" rated general obligation municipal bonds began July at 4.60% but by early August fell to 4.20%. Throughout August and early September rates reached an interim high of 4.45% before resuming a downward course to a period low of 4.05% in early December. The yield at the end of December was 4.15%.

In comparison, three-year U.S. Treasury note yields reached a period high of 6.62% in early July, fell to 6.10% in early August, increased to 6.56% in early September, then declined steadily to a low of 5.70% in early December. Yields increased in December and finished the period at 6.04%.

Over the reporting period, three-year municipal bonds continued to exhibit less price volatility than comparable U.S. Treasury notes while providing a favorable after-tax income advantage for those investors at marginal tax rates of 31% or higher. During the six-month reporting period, yields on three-year "AA" municipal bonds as a percentage of U.S. Treasuries averaged 70%, but ranged between 68% and 73%, reflecting price movement in the U.S. Treasury market relative to municipals as well as municipal supply variations. These yield ratios illustrate the richness or cheapness of municipal bonds compared to U.S. Treasury bonds from an after-tax income perspective.

During the six-month reporting period, portfolio strategy continued to emphasize credit quality as yield spreads remained fairly narrow. Over the six-month reporting period, assets of the fund invested in "AAA" rated issues rose from 42% to 45%, reflecting the purchase of "AAA" rated insured paper. Assets in "AA" rated issues fell to 44% from 47% while "A" rated issues remained unchanged at 11%. Because of the relative steepness of the municipal yield curve compared to U.S. Treasuries, and uncertainty as to the next Fed interest rate move, management has favored non-callable bonds maturing in 2-4 years with slight premium protection.

Over the six-month reporting period, net assets in the fund grew by over $20 million or 10%, and management used new cash inflows to maintain the weighted average maturity and modified duration of the fund at 2.4 years and
2.15 years respectively. The average coupon rate of issues in the portfolio declined from 5.95% to 5.80% and the average market price for issues in the fund fell slightly from 103.7% of face value to 103.3% of face value. Despite the interest rate decline over the reporting period, management improved the fund's yield by swapping into bonds with better yield characteristics and offsetting minor capital gains with past losses.

Federated Short-Term Municipal Trust's performance over the reporting period reflects its short-term maturity and duration position relative to its peer group. The fund's non-annualized total return for the six-month period ended December 31, 1996, was 2.76% for the Institutional Shares and 2.63% for Institutional Service Shares.* These results are attributable to an increase in the net asset value per share of 0.59% (from $10.24 to $10.30), and to income and reinvestment returns, net of share expenses, of 2.17% and 2.04%, respectively. On a total return basis the fund outperformed its peer group, the Lipper Short Municipal Debt Category+ over the six-month and one-year periods ended December 31, 1996. For the one-year period ended December 31, 1996, Institutional Shares of the fund produced a total return of 4.01%** and ranked 7th out of 30 short-term municipal debt funds according to Lipper Analytical Services.*** For the same period, the Institutional Service Shares produced a total return of 3.75%** and ranked 13th out of 30 short-term municipal debt funds according to Lipper Analytical Services.***

However, the fund is managed predominately for tax-exempt income with minimal fluctuation of principal and posted 30-day distribution rates of 4.26% for the Institutional Shares and 4.01% for the Institutional Service Shares as of December 31, 1996. These yields are equivalent to tax-equivalent yields of 7.05% and 6.64%, assuming a top marginal tax rate of 39.6%. For the six-month period ended December 31, 1996, the fund posted 30-day SEC yields of 3.52% and 3.28% for Institutional Shares and Institutional Service Shares, respectively.*

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** For the five-year and ten-year periods ended December 31, 1996, the Institutional Shares produced average annual total returns of 4.25% and 4.91%, respectively. For the period from August 31, 1993 (date of initial public offering) to December 31, 1996, the Institutional Service Shares produced an average annual total return of 3.76%.

*** Past performance does not guarantee future results. Lipper rankings are based on total return and do not include the effects of sales charges. For the one-year period ended December 31, 1996, portions of the investment advisory, distribution services fees and shareholder services fees for Institutional Service Shares and shareholder services fees for Institutional Shares were waived. Otherwise total return would have been lower. For the five-year period ended December 31, 1996, the Institutional Shares of the fund ranked 4 out of 7 short-term municipal debt funds. For the ten-year period ended December 31, 1996, the Institutional Shares of the fund ranked 5 out of 5 short-term municipal debt funds.

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

FEDERATED SHORT-TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)

   PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                               RATING*            VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- 101.1%
              ALABAMA -- 2.8%
 $  4,000,000 Alabama State, UT GO Refunding Bonds, 5.55%, 9/1/1997                        AA            $ 4,055,760
    1,850,000 Alabama State, UT GO Refunding Bonds, 5.70%, 9/1/1998                        AA              1,905,981
               Total                                                                                       5,961,741
              ALASKA -- 1.0%
    2,000,000 Anchorage, AK, Hospital Refunding Revenue Bonds, 6.50%
              (Sisters of Providence)/(Original Issue Yield: 6.75%),
              10/1/1999                                                                    AA-             2,104,320
              CALIFORNIA -- 13.8%
    4,000,000 California State, UT GO Bonds, 10.00%, 4/1/1998                              Aa              4,297,200
    7,500,000 California State, UT GO Bonds, 6.50%, 11/1/1997                              A1              7,681,500
    2,000,000 California Statewide Communities Development Authority,
              Certificates of Participation, 4.60% (Queen of Angels-
              Hollywood Presbyterian Medical Center), 1/1/1999                             A               2,002,640
    1,500,000 California Statewide Communities Development Authority,
              Certificates of Participation, 4.80% (Queen of Angels-
              Hollywood Presbyterian Medical Center), 1/1/2000                             A               1,502,550
   13,000,000 Los Angeles, CA Wastewater System, Revenue Bonds
              (Series D), 6.70% (MBIA INS)/(United States Treasury PRF)/
              (Original Issue Yield: 6.769%), 12/1/2000 (@102)                            Aaa             14,411,280
               Total                                                                                      29,895,170
              CONNECTICUT -- 1.9%
    4,000,000 Connecticut State Special Assessment Unemployment
              Compensation Advance Fund, Refunding Revenue Bonds,
              Series 1996A, 4.50% (AMBAC LOC)/(Original Issue Yield:
              4.55%), 11/15/1999                                                          Aaa              4,042,240


 FEDERATED SHORT-TERM MUNICIPAL TRUST

   PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                               RATING*            VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED
              GEORGIA -- 2.9%
 $  2,000,000 Atlanta, GA, Airport Facilities Revenue Refunding Bonds
              (Series 1996), 5.25% (Hartsford Atlanta International Airport)/
              (AMBAC INS), 1/1/1999                                                       Aaa            $ 2,045,860
    4,060,000 Georgia State, UT GO Bonds (Series D), 8.40%, 6/1/1997                      Aaa              4,143,677
               Total                                                                                       6,189,537
              HAWAII -- 4.7%
    5,500,000 Hawaii State, UT GO Bonds (Series BV), 5.40% (Original
              Issue Yield: 5.45%), 11/1/1997                                               AA              5,585,690
    4,500,000 Honolulu, HI City & County, UT GO Bonds (Series B),
              4.80% (Original Issue Yield: 4.90%), 6/1/1998                               AAA              4,563,540
               Total                                                                                      10,149,230
              ILLINOIS -- 10.9%
    7,170,000 Cook County, IL, GO Capital Improvement Bonds
              (Series 1996), 5.00% (FGIC INS), 11/15/1999                                 AAA              7,332,114
    1,000,000 Illinois Health Facilities Authority, Revenue Refunding Bonds
              (Series A), 4.70% (Advocate Health Care Network)/(Original
              Issue Yield: 4.80%), 8/15/2001                                               AA                992,910
    1,000,000 Illinois Health Facilities Authority, Revenue Refunding Bonds
              (Series A), 4.80% (Advocate Health Care Network)/(Original
              Issue Yield: 4.90%), 8/15/2002                                               AA                992,080
    2,000,000 Illinois Health Facilities Authority, Revenue Refunding Bonds
              (Series A), 5.00% (Advocate Health Care Network), 8/15/2003                  AA              1,999,660
    2,900,000 Illinois State Sales Tax, Revenue Bonds (Series V), 5.625%,
              6/15/1998                                                                   AAA              2,974,414
    6,000,000 Illinois State, UT GO Bonds, 5.10% (FGIC INS), 9/1/2000                     AAA              6,147,600
    3,000,000 Illinois State, UT GO Bonds, 5.50%, 8/1/1999                                AA-              3,092,190
               Total                                                                                      23,530,968


 FEDERATED SHORT-TERM MUNICIPAL TRUST

   PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                               RATING*            VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED
              INDIANA -- 5.6%
 $  3,900,000 Indiana Health Facility Financing Authority, Hospital
              Revenue Bonds (Series 1996A), 4.75% (Clarian Health
              Partners, Inc.)/(Original Issue Yield: 4.85%), 2/15/2002                    AA             $ 3,892,277
    6,000,000 Indiana Secondary Market for Education Loans, Inc.,
              Revenue Bonds, 4.65% (AMBAC INS), 6/1/2000                                  Aaa              6,022,320
    1,000,000 Trustees of Purdue University, IN, Certificates of Participation
              (Series 1996), 4.40%, 7/1/2000                                              AA-                997,950
    1,100,000 Trustees of Purdue University, IN, Certificates of Participation
              (Series 1996), 4.55%, 7/1/2001                                              AA-              1,098,669
               Total                                                                                      12,011,216
              KENTUCKY -- 0.5%
    1,155,000 Jefferson County, KY, UT GO Trust Certificates, 5.25%,
              3/1/2000                                                                     A+              1,171,713
              LOUISIANA -- 3.4%
    7,000,000 Louisiana State, Refunding GO Bonds (Series 1996A), 6.00%
              (FGIC INS), 8/1/2000                                                        AAA              7,385,070
              MICHIGAN -- 3.3%
    1,000,000 Michigan State Building Authority, Revenue Bonds (Series II),
              6.25% (AMBAC INS)/(Original Issue Yield: 6.35%), 10/1/2000                  Aaa              1,068,040
    3,000,000 Michigan Underground Storage Tank Financial Assurance
              Authority, Revenue Refunding Bonds (Series I), 5.00%
              (AMBAC INS), 5/1/1999                                                       Aaa              3,061,680
    3,000,000 Michigan Underground Storage Tank Financial Assurance
              Authority, Revenue Refunding Bonds (Series I), 5.00%
              (AMBAC INS), 5/1/2001                                                       Aaa              3,069,540
               Total                                                                                       7,199,260
              MINNESOTA -- 1.4%
    3,000,000 Minnesota State, UT GO Refunding Bonds, 4.70%, 8/1/1997                     AA+              3,022,140


 FEDERATED SHORT-TERM MUNICIPAL TRUST

   PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                               RATING*            VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED
              NEVADA -- 6.4%
 $  8,500,000 Nevada State Highway Improvement Authority, Motor
              Vehicle Fuel Tax Revenue Bonds, 4.75% (Original Issue
              Yield: 4.90%), 4/1/1998                                                      AA            $ 8,597,750
    5,000,000 Nevada State Highway Improvement Authority, Motor
              Vehicle Fuel Tax Revenue Bonds, 7.00%, 4/1/1999                              AA              5,299,900
               Total                                                                                      13,897,650
              NEW HAMPSHIRE -- 3.9%
    7,900,000 New Hampshire State Turnpike System, Revenue Bonds,
              8.25% (United States Treasury PRF)/(Original Issue Yield:
              8.30%), 11/1/1997 (@102)                                                    Aaa              8,356,541
              NEW JERSEY -- 6.9%
    7,000,000 New Jersey State, UT GO Bonds, 7.20%, 4/15/1999                             AA+              7,482,020
    7,000,000 New Jersey State, UT GO Refunding Bonds (Series C),
              6.50%, 1/15/2002                                                            AA+              7,342,720
               Total                                                                                      14,824,740
              NEW MEXICO -- 2.7%
    4,000,000 Albuquerque, NM GO UT Bonds (Series A & B), 4.60%,
              7/1/1998                                                                     AA              4,043,600
    1,820,000 Santa Fe Solid Waste Management Agency, NM, Facility
              Revenue Bonds (Series 1996), 5.00%, 6/1/2003                                 NR              1,805,258
               Total                                                                                       5,848,858
              NEW YORK -- 2.5%
    5,000,000 New York City Municipal Water Finance Authority, Water &
              Sewer System Revenue Bonds (Series A), 7.20%, 6/15/1999                      A               5,331,250
              OHIO -- 6.2%
    1,000,000 Cincinnati City School District, OH, Tax Anticipation Notes
              (Series A), 5.50% (AMBAC INS), 12/1/2000                                    Aaa              1,042,980
    4,000,000 Cincinnati City School District, OH, Tax Anticipation Notes
              (Series B), 5.50% (AMBAC INS), 12/1/1999                                    AAA              4,148,440

 FEDERATED SHORT-TERM MUNICIPAL TRUST

   PRINCIPAL                                                                             CREDIT
    AMOUNT                                                                               RATING*            VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED
              OHIO -- CONTINUED
 $  1,000,000 Franklin County, OH, Hospital Facilities Refunding Revenue
              Bonds (Series 1996B), 4.50% TOBs (U.S. Health Corporation
              of Columbus)/(Morgan Guaranty Trust Co., New York LOC),
              Mandatory Tender 6/1/2000                                                   Aa1            $   999,340
    3,630,000 Lucas County, OH, Hospital Revenue Refunding Bonds
              (Series 1996), 5.00% (ProMedica Healthcare Obligated Group)/
              (MBIA INS), 11/15/1999                                                      AAA              3,709,098
    3,600,000 Miami Valley Regional Transit Authority, OH, LT GO Bonds,
              4.75%, 4/15/1997                                                             A               3,613,068
               Total                                                                                      13,512,926
              OKLAHOMA -- 0.5%
    1,055,000 Washington County, OK Medical Authority, Hospital
              Revenue Bonds (Series 1996A), 4.75% (Jane Phillips Medical
              Center)/(Connie Lee INS)/(Original Issue Yield: 4.90%),
              11/1/2001                                                                   AAA              1,055,833
              OREGON -- 1.9%
    2,000,000 Oregon State Department of Transportation, Regional
              Light Rail Revenue Bonds, Westside Project, 5.375%
              (MBIA INS), 6/1/1999                                                        Aaa              2,060,580
    2,000,000 Oregon State Department of Transportation, Regional
              Light Rail Revenue Bonds, Westside Project, 5.50%
              (MBIA INS), 6/1/2000                                                        Aaa              2,078,320
               Total                                                                                       4,138,900
              PENNSYLVANIA -- 5.3%
    5,000,000 Commonwealth of Pennsylvania, UT GO Second Series
              Refunding Bonds, 4.75%, 6/15/1998                                           AA-              5,068,350
    4,375,000 Pennsylvania Intergovernmental Co-op Authority, Special
              Tax Revenue Bond, City of Philadelphia Funding Program,
              5.40% (FGIC INS)/(Original Issue Yield: 5.50%), 6/15/1997                   Aaa              4,412,406

 FEDERATED SHORT-TERM MUNICIPAL TRUST

   PRINCIPAL                                                                          CREDIT
    AMOUNT                                                                             RATING*              VALUE
 SHORT-INTERMEDIATE MUNICIPAL SECURITIES -- CONTINUED
              PENNSYLVANIA -- CONTINUED
 $  2,000,000 Pennsylvania State Higher Education Facilities Authority,
              Health Services Revenue Bonds (Series A), 4.60% (Allegheny
              Delaware Valley Obligated Group)/(MBIA INS)/(Original
              Issue Yield: 4.65%), 11/15/1999                                             Aaa            $ 2,020,800
               Total                                                                                      11,501,556
              TEXAS -- 4.6%
    2,000,000 Fort Worth, TX, Refunding LT GO Bonds (Series A), 5.10%
              (Original Issue Yield: 5.20%), 3/1/2000                                                      2,050,060
    4,440,000 Texas State, UT GO Public Finance Authority (Series B),
              8.00%, 10/1/1999                                                            AA               4,883,734
    3,000,000 Texas State, UT GO Public Finance Authority (Series C),
              6.50%, 10/1/1997                                                            Aa               3,066,660
               Total                                                                                      10,000,454
              WASHINGTON -- 4.9%
    3,000,000 Washington State, UT GO Bonds (Series B), 5.00%, 5/1/1998                   AA               3,046,800
    7,425,000 Washington State, UT GO Bonds (Series B), 5.00%, 5/1/1999                   AA               7,572,683
               Total                                                                                      10,619,483
              WISCONSIN -- 3.1%
    6,500,000 Wisconsin Health and Education Facilities Authority,
              Revenue Bonds (Series 1996), 5.50% (Gundersen Lutheran)/
              (FSA INS), 12/1/2000                                                        AAA              6,752,070
               TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES
               (IDENTIFIED COST $215,562,191)                                                            218,502,866
 SHORT-TERM MUNICIPAL SECURITIES -- 0.8%
              PENNSYLVANIA -- 0.6%
    1,400,000 Philadelphia, PA Hospitals & Higher Education Facilities
              Authority, Hospital Revenue Bonds (Series A of 1996) Daily
              VRDNs (Children's Hospital of Philadelphia)/(Morgan
              Guaranty Trust Co., New York LIQ)                                           AA               1,400,000

 FEDERATED SHORT-TERM MUNICIPAL TRUST

   PRINCIPAL                                                                          CREDIT
    AMOUNT                                                                            RATING*               VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
              PUERTO RICO -- 0.2%
 $    500,000 Puerto Rico Government Development Bank Weekly
              VRDNs (Credit Suisse, Zurich LOC)                                         AA+             $    500,000
               TOTAL SHORT-TERM MUNICIPAL SECURITIES (AT AMORTIZED COST)
               1,900,000
               TOTAL INVESTMENTS (IDENTIFIED COST $217,462,191)(A)                                      $220,402,866


(a) The cost of investments for federal tax purposes amounts to $217,462,191. The net unrealized appreciation of investments on a federal tax basis amounts to $2,940,675 which is comprised of $2,965,778 appreciation and $25,103 depreciation at December 31, 1996.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($216,279,659) at December 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assurance
GO    -- General Obligation
INS   -- Insured
LIQ   -- Liquidity Agreement
LOC   -- Letter of Credit
LT    -- Limited Tax
MBIA  -- Municipal Bond Investors Assurance
PRF   -- Prerefunded
TOBs  -- Tender Option Bonds
UT    -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $217,462,191)                 $  220,402,866
 Income receivable                                                                                     2,473,347
 Receivable for shares sold                                                                              395,526
 Prepaid expenses                                                                                          3,353
    Total assets                                                                                     223,275,092
 LIABILITIES:
 Payable for investments purchased                                                  $ 5,839,137
 Payable for shares redeemed                                                              8,885
 Income distribution payable                                                            769,316
 Payable to Bank                                                                        378,095
    Total liabilities                                                                                  6,995,433
 Net Assets for 21,004,499 shares outstanding                                                     $  216,279,659
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                  $  220,190,616
 Net unrealized appreciation of investments                                                            2,940,675
 Accumulated net realized loss on investments                                                        (6,851,632)
    Total Net Assets                                                                              $  216,279,659
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $206,814,623 / 20,085,280 shares outstanding                                                             $10.30
 INSTITUTIONAL SERVICE SHARES:
 $9,465,036 / 919,219 shares outstanding                                                                  $10.30


(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                           $  4,937,953
 EXPENSES:
 Investment advisory fee                                                              $   419,326
 Administrative personnel and services fee                                                 79,226
 Custodian fees                                                                            11,029
 Transfer and dividend disbursing agent fees and expenses                                  28,408
 Directors'/Trustees' fees                                                                  6,919
 Auditing fees                                                                              8,354
 Legal fees                                                                                 2,907
 Portfolio accounting fees                                                                 38,909
 Distribution services fee -- Institutional Service Shares                                  8,678
 Shareholder services fee -- Institutional Shares                                         253,400
 Shareholder services fee -- Institutional Service Shares                                   8,678
 Share registration costs                                                                  11,912
 Printing and postage                                                                       8,627
 Insurance premiums                                                                         3,549
 Taxes                                                                                      2,081
 Miscellaneous                                                                              1,309
     Total expenses                                                                       893,312
 Waivers --
     Waiver of investment advisory fee                                       $(137,028)
     Waiver of distribution services fee -- Institutional Service Shares        (8,331)
     Waiver of shareholder services fee -- Institutional Shares               (253,400)
     Waiver of shareholder services fee -- Institutional Service Shares           (347)
          Total waivers                                                                   (399,106)
                   Net expenses                                                                          494,206
                    Net investment income                                                              4,443,747
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                         12,102
 Net change in unrealized appreciation of investments                                                  1,098,345
     Net realized and unrealized gain on investments                                                   1,110,447
          Change in net assets resulting from operations                                              $5,554,194

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED
                                                                      (UNAUDITED)              YEAR ENDED
                                                                   DECEMBER 31, 1996         JUNE 30, 1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                 $   4,443,747          $ 8,655,367
 Net realized gain (loss) on investments
 ($12,102 net gain and $(2,597,123) net loss, respectively, as
 computed for federal tax purposes)                                           12,102             (175,989)
 Net change in unrealized appreciation (depreciation)                      1,098,345             (614,249)
  Change in net assets resulting from operations                           5,554,194            7,865,129
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                   (4,304,928)           (8,424,725)
  Institutional Service Shares                                             (138,819)             (230,642)
  Change in net assets resulting from distributions to
  shareholders                                                           (4,443,747)           (8,655,367)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                             51,091,265           64,151,068
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                    1,256,426            2,372,964
 Cost of shares redeemed                                                (32,854,763)          (92,993,242)
  Change in net assets resulting from share transactions                  19,492,928          (26,469,210)
  Change in net assets                                                    20,603,375          (27,259,448)
 NET ASSETS:
 Beginning of period                                                     195,676,284          222,935,732
 End of period                                                          $216,279,659         $195,676,284

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                          DECEMBER 31,                              YEAR ENDED JUNE 30,
                          1996      1996     1995     1994     1993      1992      1991      1990      1989      1988
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                    $10.24    $10.28   $10.15   $10.37   $10.29    $10.18    $10.14    $10.10    $10.19    $10.24
 INCOME FROM INVESTMENT
 OPERATIONS
  Net invest-
  ment income              0.22      0.43     0.42     0.40     0.44      0.53      0.60      0.60      0.57      0.54
  Net realized
  and un-
  realized gain
  (loss) on
  investments              0.06     (0.04)   0.13     (0.22)    0.08      0.11      0.04      0.04     (0.09)    (0.05)
  Total from
  investment
  operations               0.28      0.39    0.55      0.18     0.52      0.64      0.64      0.64      0.48     0.49
 LESS DISTRIBUTIONS
  Distributions
  from net invest-
  ment income            (0.22)    (0.43)  (0.42)    (0.40)   (0.44)    (0.53)    (0.60)    (0.60)    (0.57)   (0.54)
 NET ASSET VALUE,
 END OF PERIOD           $10.30    $10.24  $10.28    $10.15   $10.37    $10.29    $10.18    $10.14    $10.10   $10.19
 TOTAL RETURN(A)           2.76%     3.82%   5.52%     1.76%    5.11%     6.40%     6.47%     6.54%     4.84%    4.89%
 RATIOS TO
 AVERAGE
 ASSETS
  Expenses                0.46%*    0.47%   0.46%     0.47%    0.46%     0.46%     0.46%     0.47%     0.46%    0.47%
  Net invest-
  ment income             4.25%*    4.14%   4.09%     3.89%    4.21%     5.12%     5.89%     5.94%     5.59%    5.25%
  Expense
  waiver/reim-
  bursement(b)            0.25%*    0.25%     --        --       --        --        --        --        --       --
 SUPPLEMENTAL DATA
  Net assets,
  end of period
  (000 omitted)         $206,815  $189,467 $217,713  $316,810  $318,932   $205,101  $142,493   $139,113   $178,978  $315,154
  Portfolio
  turnover              15%        20%     33%       36%      15%       42%       40%      69%      55%       63%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease for the shareholder services fee is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)
                                                             DECEMBER 31,           YEAR ENDED JUNE 30,
                                                                 1996          1996       1995       1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                           $10.24        $10.28     $10.15      $10.35
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                           0.21          0.40       0.39        0.31
  Net realized and unrealized gain (loss) on
  investments                                                     0.06         (0.04)      0.13       (0.20)
  Total from investment operations                                0.27          0.36       0.52        0.11
 LESS DISTRIBUTIONS
  Distributions from net investment income                       (0.21)        (0.40)     (0.39)      (0.31)
 NET ASSET VALUE, END OF PERIOD                                 $10.30        $10.24     $10.28      $10.15
 TOTAL RETURN(B)                                                  2.63%         3.56%      5.26%       1.08%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        0.71%*        0.72%      0.71%       0.72%*
  Net investment income                                           4.00%*        3.90%      3.69%       3.65%*
  Expense waiver/reimbursement(c)                                 0.25%*        0.25%      0.25%       0.18%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                       $9,465        $6,209     $5,223     $31,459
  Portfolio turnover                                                15%           20%        33%         36%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 31, 1993 (date of initial public offering) to June 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease for the distribution services fee and shareholder services fee is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Short-Term Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide dividend income which is exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At June 30, 1996, the Trust, for federal tax purposes, had a capital loss carryforward of $6,687,424, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR        EXPIRATION AMOUNT
     1997                  $1,097,445
     1998                  $1,729,378
     1999                  $   11,866
     2001                  $   62,121
     2003                  $1,189,491
     2004                  $2,597,123

Additionally, net capital losses of $175,989 attributable to security transactions incurred after October 31, 1995 were treated as arising on July 1, 1996, the first day of the Trust's taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                         SIX MONTHS ENDED                    YEAR ENDED
                                                         DECEMBER 31, 1996                 JUNE 30, 1996
 INSTITUTIONAL SHARES                                SHARES            AMOUNT          SHARES          AMOUNT
 Shares sold                                       4,590,855        $47,143,016       5,801,109     $59,763,022
 Shares issued to shareholders in payment of
 distributions declared                              113,367          1,165,029         210,577        2,168,702
 Shares redeemed                                  (3,119,346)       (32,042,194)     (8,687,459)     (89,426,238)
  Net change resulting from
  Institutional Share transactions                 1,584,876        $16,265,851      (2,675,773)     $27,494,514)

                                                          SIX MONTHS ENDED                    YEAR ENDED
                                                         DECEMBER 31, 1996                 JUNE 30, 1996
 INSTITUTIONAL SERVICE SHARES                        SHARES            AMOUNT          SHARES          AMOUNT
Shares sold                                          383,208         $3,948,249         424,713      $4,388,046
 Shares issued to shareholders in payment of
 distributions declared                                8,895             91,397          19,833          204,262
 Shares redeemed                                     (79,164)          (812,569)       (346,274)      (3,567,004)
  Net change resulting from
  Institutional Service Share transactions           312,939         $3,227,077         98,272        $1,025,304
   Net change resulting from
   share transactions                              1,897,815        $19,492,928     (2,577,501)     $(26,469,210)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS -- During the period ended December 31, 1996, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $40,150,000 and $50,014,740, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1996, were as follows:

PURCHASES                                                      $ 54,279,513
SALES                                                          $ 30,096,915

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                                                  FEDERATED
                                                                 SHORT-TERM
                                                                  MUNICIPAL
                                                                      TRUST

                                                         SEMI-ANNUAL REPORT
                                                            TO SHAREHOLDERS
                                                          DECEMBER 31, 1996

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 313907107
Cusip 313907206
8020108 (2/97)